Leases - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) lease	Dec. 31, 2021 USD ($)
Operating Leased Assets [Line Items]
Early termination, future minimum lease obligation		$ 1,600
Number of leases with annual escalations | lease	1
Renewal term	9 years	9 years
Renewal term extension	60 days	60 days
Future minimum lease obligations		$ 26,289
Number of leases not yet commenced | lease	1
Lessee, operating lease, not yet commenced, amount	$ 3,900
Minimum
Operating Leased Assets [Line Items]
Minimum rent expense percentage		1.96%
Minimum rent percentage	1.96%
Maximum
Operating Leased Assets [Line Items]
Minimum rent expense percentage		4.00%
Minimum rent percentage	4.00%